REVENUES (Tables) - Rocket Lab USA, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Reconciliation of Disaggregation of Revenue

The following tables provide information about disaggregated revenue and a reconciliation of the disaggregated revenue during the three months ended March 31:

	March 31, 2021
	Launch Services	Space Systems	Total
Revenues by recognition model
Point-in-time	$15,625	$1,410	$17,035
Over-time	837	320	1,157

Total revenue by recognition model	$16,462	$1,730	$18,192

	March 31, 2020
	Launch Services	Space Systems	Total
Revenues by recognition model
Point-in-time	$325	$—	$325
Over-time	1,092	—	1,092

Total revenue by recognition model	$1,417	$—	$1,417

uncertainty of revenue and cash flows are affected by economic factors. The following tables provide information about disaggregated revenue and a reconciliation of the disaggregated revenue during the years ended December 31:

	2020
	Launch Services	Space Systems	Total
Revenues by recognition model
Point-in-time	$31,993	$1,910	$33,903
Over-time	1,092	165	1,257

Total revenue by recognition model	$33,085	$2,075	$35,160

	2019
	Launch Services	Space Systems	Total
Revenues by recognition model
Point-in-time	$26,361	$—	$26,361
Over-time	22,038	—	22,038

Total revenue by recognition model	$48,399	$—	$48,399

Balances Related to Enforceable Contracts

The following table presents the balances related to enforceable contracts as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Contract balances
Accounts receivable	$2,119	$2,730
Contract assets	2,514	2,045
Contract liabilities	(16,187)	(26,132)

The following table presents the balances related to enforceable contracts as of December 31:

	2020	2019
Contract balances
Accounts receivable	$2,730	$1,185
Contract assets	2,045	7,064
Contract liabilities	(26,132)	(10,211)

Changes in Contract Liabilities

Changes in contract liabilities were as follows:

Contract liabilities, at December 31, 2020	$26,132
Customer advances received	1,924
Recognition of unearned revenue	(11,869)

Contract liabilities, at March 31, 2021	$16,187

Changes in contract liabilities were as follows:

	2020	2019
Contract liabilities, beginning of year	$10,211	$11,590
Customer advances received	24,694	8,672
Recognition of unearned revenue	(8,773)	(10,051)

Contract liabilities, end of year	$26,132	$10,211